LOANS, FINANCING AND DEBENTURES - Maturity Schedule (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	R$ 60,780,290
2024
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	11,330,847
2025
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	7,996,447
2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	7,742,228
2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	6,834,676
2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	5,682,482
2028 to 2042
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	R$ 21,193,610